Intangible Assets, Net - Estimated future amortization (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets, Net
2026	$ 43,417
2027	43,417
2028	43,417
2029	43,417
2030	43,417
Thereafter	490,664
Total	$ 707,749	$ 616,972